Subsequent Events	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
14. Subsequent Events
On January 7, 2022, the Company’s Compensation Committee granted Phillip W. Oldridge, the Company’s CEO, options to purchase 3,000,000 shares of common stock at an exercise price of $0.10 per share and options to purchase 1.000,000 shares of common stock at an exercise price of $0.12 per share. The options vested immediately and expire on the tenth anniversary of grant.
On January 7, 2022, the Company’s Compensation Committee granted Susan M. Emry, the Company’s Executive Vice President, options to purchase 2,000,000 shares of common stock at an exercise price of $0.10 per share and options to purchase 817,855 shares of common stock at an exercise price of $0.12 per share. The options vested immediately and expire on the tenth anniversary of grant.
On February 28, 2022, the Company’s Compensation Committee granted Christian S. Rodich, the Company’s Chief Financial Officer, options to purchase 55,249 shares of common stock at an exercise price of $0.181 per share and options to purchase 22,222 shares of common stock at an exercise price of $0.45 per share. The options vest ratably at 1/60 th
per month over five years and expire on the tenth anniversary of grant.
On February 22, 2022, the Company announced Osceola, Arkansas as the site of its state-of-the-art
manufacturing facility and new corporate offices. The Company has purchased an approximately 580,000 square foot facility. The total cost of the project will require an estimated investment of more than $80 million over five years, and includes the cost of the building, equipment, and other costs. The company was incentivized by the Arkansas Economic Development Commission, the ADEC, which included future tax incentives with an estimated value of approximately $27 million.

On March 15, 2022, options to purchase 1,000,000 shares of common stock were exercised by the former President and CEO of the Company at a price of $0.12 per share, resulting in a payment to the
Company of

$
120,000. Also on March 15, 2022, options to purchase an aggregate of 500,000 shares of common stock with an exercise price of $0.45 per share and options to purchase an aggregate of 135,000 shares of common stock with an exercise price of $1.31 per share were forfeited by the former executive, as they were not exercised prior to their expiration on March 15, 2022.
Beginning April 1, 2022 the lease discussed above in Note 10 and Note 12 for the Corona, CA office and warehouse facility was assigned to Masters (see Note 10) through the end of the lease obligation at December 31, 2022. Masters’ sublease agreement with the Company was also terminated on April 1, 2022.

ADOMANI, INC. [Member]
Subsequent Events
14. Subsequent Events
On January 5, 2021, the Company issued a total of 4,978 shares of its common stock to a consultant engaged by the Company as final consideration for such consultant’s services. See Note 7.
On January 7, 2021, the Company’s Compensation Committee granted Phillip Oldridge, the Company’s CEO, options to purchase 5,000,000 shares of common stock at an exercise price of $0.45 per share. The options vest over a three year period and expire on the tenth anniversary of grant.
On January 15, 2021, the Company made a cash payment in the amount of $64,250, subject to standard deductions and tax withholdings, to Mr. Reynolds pursuant to the Separation Agreement. See Note 9.
On January 29, 2021, options to purchase an aggregate of 43,119 shares of common stock with an exercise price of $0.45 per share; and options to purchase 29,603 shares of common stock with an exercise price of $1.31 per share were forfeited as they were not exercised prior to the 90th day following termination of employment.
On February
6, 2021, options to purchase an aggregate of 1,000,000 shares of common stock with an exercise price of $1.00 per share were forfeited as they were not exercised prior to the 30th day following termination of a consulting agreement. See Note 9.
On February 11, 2021, options to purchase an aggregate of 18,714 shares of common stock with an exercise price of $0.45 per share; and options to purchase 30,561 shares of common stock with an exercise price of $1.31 per share were forfeited as they were not exercised prior to the 90th day following resignation of employment.
On February 28, 2021, options to purchase an aggregate of 26,734 shares of common stock with an exercise price of $0.45 per share; and options to purchase 43,659 shares of common stock with an exercise price of $1.31 per share were forfeited as they were not exercised prior to the 90th day following resignation of employment.
On March 16, 2021, the Company completed its acquisition of Envirotech Drive Systems, Inc., a Delaware corporation (“EVT”), a supplier of zero-emission
trucks, cargo vans, chassis and other commercial vehicles. The transaction was completed in accordance with an Agreement and Plan of Merger, dated February 16, 2021 (the “Merger Agreement”), by and among the Company, EVT and EVT Acquisition Company, Inc., a Delaware corporation and our wholly owned subsidiary (“Merger Sub”). As a result of such transaction, Merger Sub was merged with and into EVT, with EVT surviving as our wholly owned subsidiary (the “Merger”). In accordance with the terms of the Merger Agreement, at the effective time of the Merger, each outstanding share of the common stock of EVT was automatically converted into the right to receive one share of the common stock of the Company. As a result of the Merger, the Company issued an aggregate of 142,558,000 shares of its common stock to the former EVT stockholders, which shares represented approximately 56% of the total issued and outstanding shares of common stock of the Company as of immediately following the effective time of the Merger.